Consolidated Statement of Mezzanine Equity and Shareholders' Equity/Members' Deficit - USD ($) $ in Thousands	Total	Trilogy International Partners LLC	Members' Investment	Members' Investment Trilogy International Partners LLC	Accumulated Deficit	Accumulated Deficit Trilogy International Partners LLC	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Trilogy International Partners LLC	Noncontrolling Interest	Noncontrolling Interest Trilogy International Partners LLC	Common Stock	Additional Paid-in Capital [Member]
Balance at Dec. 31, 2014		$ (113,869)		$ 356,965		$ (548,102)		$ 15,157		$ 62,111
Net income (loss)	$ (50,805)	(50,805)				(52,147)				1,342
Other comprehensive income (loss)	(17,544)	(17,544)						(10,556)		(6,988)
Member contribution		6,941		6,941
Changes in noncontrolling interests		18,221		7,443				(331)		11,109
Balance at Dec. 31, 2015		(157,056)		371,349		(600,249)		4,270		67,574
Net income (loss)	9,738	9,738				2,108				7,630
Other comprehensive income (loss)	2,526	2,526						1,836		690
Member contribution		5,000		5,000
Dividend to noncontrolling interest		(7,116)								(7,116)
Balance at Dec. 31, 2016	(245,841)
Changes in noncontrolling interests		(1,977)		(3,791)				45		1,769
Balance at Dec. 31, 2016		(148,885)		372,558		(598,141)		6,151		70,547
Trilogy LLC Loan Conversion				(4,528)				98		4,430
Net income (loss)		(1,066)				(2,703)				1,637
Other comprehensive income (loss)		6,395						4,126		2,269
Member contribution		1,400		1,400
Changes in noncontrolling interests		143								143
Balance at Feb. 06, 2017		(142,013)		369,430		(600,844)		10,375		79,026
Balance prior to Arrangement with Alignvest at Dec. 31, 2016	$ (245,841)
Balance at Dec. 31, 2016		(148,885)		372,558		(598,141)		6,151		70,547
Dividend, shares	17,416
Net income (loss)	$ (30,058)
Other comprehensive income (loss)	3,304
Balance at Dec. 31, 2017	$ 6,190				$ (53,259)		$ 6,059		$ 53,390
Balance ( in shares) at Dec. 31, 2017	53,815,631										53,815,631
Balance at Feb. 06, 2017		(142,013)		369,430		(600,844)		10,375		79,026
Share exchange with 2degrees noncontrolling interests		$ (1,400)		4,785				1,528		(7,713)
Sale of common shares, value	$ 202,159											$ 202,159
Sale of common shares											44,177,149
Purchase of Trilogy LLC units by TIP Inc., net of issuance costs	(7,838)		$ 191,449									(199,287)
Initial allocation of noncontrolling interest of Trilogy LLC C units (redeemable units)				$ (565,664)	(15,780)	$ 600,844	6,311	$ (11,903)	60,377	$ (71,313)		(2,872)
Share purchase warrants reclassified to liability	(15,298)				(15,298)
Dividend declared on March 21, 2017	(537)				(662)							125
Dividend, shares											17,416
Equity-based compensation	3,475								1,764			1,711
Net income (loss)	(28,992)				(15,337)				(13,655)
Other comprehensive income (loss)	(3,091)						(1,489)		(1,602)
Redemption of Trilogy LLC C units and other	(275)				(6,182)		1,237		6,506			$ (1,836)
Redemption of Trilogy LLC C units and other											9,621,066
Balance at Dec. 31, 2017	$ 6,190				$ (53,259)		$ 6,059		$ 53,390
Balance ( in shares) at Dec. 31, 2017	53,815,631										53,815,631